Connors Hedged Equity Fund
Schedule of Investments
August 31, 2024 (Unaudited)
COMMON STOCKS — 97.70% Shares Fair Value
Communications — 9.17%
Alphabet, Inc., Class A
(a)
6,595 $ 1,077,491
Meta Platforms, Inc., Class A
(a)
1,750 912,293
Verizon Communications, Inc.
(a)
21,500 898,270
Walt Disney Co. (The)
(a)
5,900 533,242
3,421,296
Consumer Discretionary — 7.25%
Amazon.com, Inc.
(a) (b)
7,530 1,344,105
Lowe's Companies, Inc. 3,670 911,995
TJX Companies, Inc. (The)
(a)
3,825 448,558
2,704,658
Consumer Staples — 5.87%
Coca-Cola Co. (The)
(a)
3,535 256,181
Costco Wholesale Corp.
(a)
815 727,290
Procter & Gamble Co. (The)
(a)
2,900 497,466
Target Corp.
(a)
4,600 706,652
2,187,589
Energy — 2.91%
ConocoPhillips
(a)
4,860 553,019
Schlumberger Ltd. 12,100 532,279
1,085,298
Financials — 13.24%
American Express Co.
(a)
3,140 812,161
Bank of America Corp.
(a)
20,600 839,450
Chubb Ltd.
(a)
2,870 815,596
JPMorgan Chase & Co.
(a)
3,830 860,984
Morgan Stanley
(a)
9,175 950,622
Wells Fargo & Co.
(a)
11,285 659,834
4,938,647
Health Care — 12.09%
Abbott Laboratories
(a)
7,420 840,463
AbbVie, Inc.
(a)
4,300 844,133
Eli Lilly & Co.
(a)
765 734,415
Merck & Co., Inc.
(a)
5,195 615,348
Stryker Corp.
(a)
1,950 702,819
Thermo Fisher Scientific, Inc.
(a)
1,255 771,913
4,509,091
Industrials — 10.76%
Eaton Corp. PLC.
(a)
2,650 813,365
Emerson Electric Co.
(a)
6,300 663,957
Quanta Services, Inc.
(a)
2,875 790,999
RTX Corp.
(a)
8,160 1,006,454
Stanley Black & Decker, Inc.
(a)
7,200 736,992
4,011,767
Materials — 4.46%
DuPont de Nemours, Inc.
(a)
10,640 896,420

Connors Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
COMMON STOCKS — 97.70% - continued Shares Fair Value
Materials — 4.46% - continued
Linde PLC
(a)
1,600 $ 765,200
1,661,620
Real Estate — 1.94%
Welltower, Inc.
(a)
6,000 724,080
Technology — 30.01%
Advanced Micro Devices, Inc.
(a) (b)
4,875 724,230
Apple, Inc.
(a)
10,460 2,395,340
Broadcom, Inc.
(a)
3,850 626,857
Microsoft Corp.
(a)
4,360 1,818,730
NVIDIA Corp.
(a)
12,225 1,459,298
Oracle Corp.
(a)
5,910 835,024
Palo Alto Networks, Inc.
(a) (b)
2,750 997,480
ServiceNow, Inc.
(a) (b)
1,080 923,400
Tyler Technologies, Inc.
(a) (b)
1,250 734,838
Visa, Inc., Class A
(a)
2,450 677,107
11,192,304
Total Common Stocks (Cost $29,738,156) 36,436,350
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 0.20%
PURCHASED PUT OPTIONS — 0.20%
S&P 500 Index 20 $ 11,296,800 $ 5,200.00
September
2024 $ 11,300
S&P 500 Index 7 3,953,880 5,225.00
September
2024 4,305
S&P 500 Index 12 6,778,080 5,500.00
October
2024 58,080
Total Purchased Put Options (Cost $289,128) 73,685
Total Purchased Options (Cost $289,128) 73,685
MONEY MARKET FUNDS - 3.25% Shares Fair Value
First American Government Obligations Fund - Class X, 5.22%
(c)
1,210,752 1,210,752
Total Money Market Funds (Cost $1,210,752) 1,210,752
Total Investments — 101.15% (Cost $31,238,036) 37,720,787
Liabilities in Excess of Other Assets — (1.15)% (427,869)
NET ASSETS — 100.00% $ 37,292,918
(a) All or a portion of the security is held as collateral for written options
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
August 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.22)%
WRITTEN CALL OPTIONS (1.16)%
Abbott Laboratories (44) $ (498,388) $ 125.00
November
2024 $ (3,366)
AbbVie, Inc. (3) (58,893) 185.00
September
2024 (3,780)
AbbVie, Inc. (22) (431,882) 200.00
November
2024 (13,420)
Advanced Micro Devices, Inc. (10) (148,560) 210.00
September
2024 (45)
Advanced Micro Devices, Inc. (20) (297,120) 200.00
November
2024 (3,310)
Alphabet, Inc., Class A (6) (196,056) 180.00
September
2024 (99)
Alphabet, Inc., Class A (20) (653,520) 185.00
September
2024 (170)
Alphabet, Inc., Class A (18) (588,168) 190.00
September
2024 (99)
Amazon.com, Inc. (23) (410,550) 205.00
September
2024 (196)
Amazon.com, Inc. (13) (232,050) 210.00
September
2024 (59)
Amazon.com, Inc. (2) (35,700) 230.00
October
2024 (18)
Amazon.com, Inc. (6) (107,100) 200.00
November
2024 (2,115)
American Express Co. (18) (465,570) 270.00
October
2024 (8,820)
Apple, Inc. (4) (91,600) 235.00
September
2024 (1,060)
Apple, Inc. (56) (1,282,400) 235.00
November
2024 (46,619)
Bank of America Corp. (27) (110,025) 43.00
September
2024 (243)
Bank of America Corp. (15) (61,125) 43.00
November
2024 (1,500)
Bank of America Corp. (80) (326,000) 45.00
November
2024 (3,440)
Broadcom, Inc. (23) (374,486) 190.00
October
2024 (5,692)
Chubb Ltd. (2) (56,836) 280.00
October
2024 (1,920)
Chubb Ltd. (13) (369,434) 280.00
November
2024 (17,875)
Chubb Ltd. (3) (85,254) 290.00
November
2024 (2,550)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.22)% (continued)
WRITTEN CALL OPTIONS (1.16)% (continued)
Coca-Cola Co. (The) (21) $ (152,187) $ 75.00
November
2024 $ (1,659)
Conocophillips (29) (329,991) 130.00
December
2024 (3,843)
Costco Wholesale Corp. (5) (446,190) 920.00
October
2024 (10,562)
Dupont De Nemours, Inc. (63) (530,775) 87.50
September
2024 (1,890)
Eaton Corp. PLC. (1) (30,693) 350.00
September
2024 (18)
Eaton Corp. PLC. (3) (92,079) 330.00
October
2024 (1,185)
Eaton Corp. PLC. (12) (368,316) 360.00
October
2024 (720)
Eli Lilly & Co. (1) (96,002) 860.00
November
2024 (12,575)
Eli Lilly & Co. (3) (288,006) 1,060.00
November
2024 (5,625)
Emerson Electric Co. (6) (63,234) 120.00
September
2024 (12)
Emerson Electric Co. (21) (221,319) 125.00
September
2024 (53)
JPMorgan Chase & Co. (22) (494,560) 225.00
November
2024 (20,789)
Linde PLC (10) (478,250) 480.00
October
2024 (9,450)
Lowe's Companies, Inc. (22) (546,700) 260.00
September
2024 (2,255)
Merck & Co., Inc. (28) (331,660) 140.00
September
2024 (28)
Meta Platforms, Inc., Class A (9) (469,179) 580.00
October
2024 (3,937)
Meta Platforms, Inc., Class A (1) (52,131) 620.00
November
2024 (838)
Microsoft Corp. (2) (83,428) 430.00
September
2024 (575)
Microsoft Corp. (18) (750,852) 440.00
September
2024 (1,881)
Microsoft Corp. (1) (41,714) 500.00
September
2024 (3)
Microsoft Corp. (5) (208,570) 475.00
October
2024 (295)
Morgan Stanley (37) (383,357) 105.00
September
2024 (5,143)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.22)% (continued)
WRITTEN CALL OPTIONS (1.16)% (continued)
Morgan Stanley (13) $ (134,693) $ 110.00
September
2024 $ (280)
Morgan Stanley (5) (51,805) 110.00
November
2024 (1,067)
NVIDIA Corp. (20) (238,740) 130.00
September
2024 (3,460)
NVIDIA Corp. (5) (59,685) 145.00
September
2024 (177)
NVIDIA Corp. (10) (119,370) 150.00
September
2024 (215)
NVIDIA Corp. (4) (47,748) 145.00
October
2024 (616)
NVIDIA Corp. (24) (286,488) 165.00
October
2024 (1,164)
NVIDIA Corp. (10) (119,370) 130.00
November
2024 (6,875)
Oracle Corp. (22) (310,838) 150.00
September
2024 (6,050)
Oracle Corp. (15) (211,935) 160.00
September
2024 (1,313)
Palo Alto Networks, Inc. (16) (580,352) 380.00
September
2024 (5,600)
Procter & Gamble Co. (The) (17) (291,618) 180.00
October
2024 (1,420)
Quanta Services, Inc. (9) (247,617) 290.00
September
2024 (2,025)
Quanta Services, Inc. (8) (220,104) 300.00
November
2024 (6,680)
RTX Corp. (9) (111,006) 110.00
September
2024 (12,668)
RTX Corp. (36) (444,024) 125.00
November
2024 (15,389)
RTX Corp. (3) (37,002) 130.00
November
2024 (687)
ServiceNow, Inc. (3) (256,500) 910.00
October
2024 (4,110)
ServiceNow, Inc. (1) (85,500) 910.00
November
2024 (3,440)
ServiceNow, Inc. (2) (171,000) 920.00
November
2024 (6,370)
Stanley Black & Decker, Inc. (42) (429,912) 105.00
October
2024 (10,815)
Stryker Corp. (11) (396,462) 370.00
September
2024 (2,228)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.22)% (continued)
WRITTEN CALL OPTIONS (1.16)% (continued)
Target Corp. (24) $ (368,688) $ 170.00
October
2024 $ (1,668)
Thermo Fisher Scientific, Inc. (6) (369,042) 600.00
September
2024 (12,630)
TJX Companies, Inc. (The) (2) (23,454) 120.00
September
2024 (106)
TJX Companies, Inc. (The) (2) (23,454) 110.00
October
2024 (1,680)
TJX Companies, Inc. (The) (18) (211,086) 120.00
October
2024 (2,789)
Tyler Technologies, Inc. (6) (705,444) 500.00
September
2024 (52,739)
Verizon Communications, Inc. (100) (417,800) 43.00
October
2024 (3,500)
Verizon Communications, Inc. (12) (50,136) 45.00
October
2024 (102)
Visa, Inc., Class A (12) (331,644) 295.00
September
2024 (210)
Visa, Inc., Class A (3) (82,911) 290.00
November
2024 (1,590)
Walt Disney Co. (The) (8) (72,304) 115.00
September
2024 (28)
Wells Fargo & Co. (31) (181,257) 65.00
October
2024 (1,039)
Wells Fargo & Co. (39) (228,033) 62.50
November
2024 (5,246)
Welltower, Inc. (35) (422,380) 105.00
September
2024 (57,050)
Total Written Call Options (Premiums Received
$441,926) (432,758)
WRITTEN PUT OPTIONS (0.06)%
S&P 500 Index (20) (11,296,800) 4,800.00
September
2024 (5,350)
S&P 500 Index (7) (3,953,880) 4,825.00
September
2024 (1,908)
S&P 500 Index (12) (6,778,080) 5,000.00
October
2024 (14,580)
Total Written Put Options (Premiums Received
$86,234) (21,838)
Total Written Options (Premiums Received
$528,160) $ (454,596)